Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Other Noncurrent Assets [abstract]
Net defined benefit plan surpluses	$ 79	$ 7
Cash surrender value of life insurance policies	313	300
Deferred commissions	74	82
Other non-current assets	62	57
Total other non-current assets	$ 528	$ 446